Income Taxes - Reconciliation of Beginning and Ending Amount of Tax Benefits Not Recognized for Book Purposes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 5,831	$ 7,394	$ 7,441
Reductions for tax positions of prior years	0	(1,563)	(47)
Balance at end of year	$ 5,831	$ 5,831	$ 7,394